Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	6 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Mar. 31, 2013
Amortizable
Gross Carrying Amount	$ 809,064	976,952	$ 454,157
Accumulated Amortization	116,728	166,484	44,155
Non-Amortizable
Gross carrying amount of intangible assets	831,684	1,004,572	485,587
Trade names
Non-Amortizable
Gross Carrying Amount	22,620	27,620
Customer relationships
Amortizable
Gross Carrying Amount	697,405	761,992	405,160
Accumulated Amortization	83,261	119,439	30,959
Useful Lives	9 years
Customer relationships | Minimum
Amortizable
Useful Lives	3 years	3 years
Customer relationships | Maximum
Amortizable
Useful Lives	20 years	20 years
Water facility development agreement
Amortizable
Gross Carrying Amount	14,000	14,000
Accumulated Amortization	2,100	3,500
Useful Lives	5 years	5 years
Lease and other agreements
Amortizable
Gross Carrying Amount	23,920		15,210
Accumulated Amortization	13,190		7,018
Lease and other agreements | Minimum
Amortizable
Useful Lives	5 years
Lease and other agreements | Maximum
Amortizable
Useful Lives	8 years
Non-compete agreements
Amortizable
Gross Carrying Amount	14,161	14,412	11,509
Accumulated Amortization	6,388	8,302	2,871
Non-compete agreements | Minimum
Amortizable
Useful Lives	2 years	2 years
Non-compete agreements | Maximum
Amortizable
Useful Lives	7 years	7 years
Trade names
Amortizable
Gross Carrying Amount	15,489	14,539	2,784
Accumulated Amortization	3,081	5,197	326
Non-Amortizable
Gross Carrying Amount	22,620		31,430
Trade names | Minimum
Amortizable
Useful Lives	2 years	2 years
Trade names | Maximum
Amortizable
Useful Lives	10 years	10 years
Debt issuance costs
Amortizable
Gross Carrying Amount	44,089	53,289	19,494
Accumulated Amortization	$ 8,708	12,737	$ 2,981
Debt issuance costs | Minimum
Amortizable
Useful Lives	5 years	5 years
Debt issuance costs | Maximum
Amortizable
Useful Lives	10 years	10 years